Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Directors and officers of the Company	94	21
Related company	10	7
Total	104	28

The following amount due from related party and advance represent as well as investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Due from related party	76	55
Advance	-	50
Investment	132	48
Total	208	153

Schedule of Key Management Compensation

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	March 31, 2020
Geological consulting fees – expensed	-	5
Management fees – expensed	183	116
Salaries - expensed	-	33
Share-based payments	621	671
Total	804	825